SUPPLEMENTAL CASH FLOW INFORMATION (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Non-cash financial activities:
Common stock options issued as payment of accrued compensation	$ 0	$ 962	$ 962	$ 999
Common stock issued for consulting fees	$ 122	$ 0	735	0
Derivative liability reclassified to equity upon exercise of warrants			$ 0	$ 80